Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Oct. 06, 2016	Mar. 31, 2021 INR (₨) MW	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2021 USD ($) MW	Mar. 31, 2020 USD ($)	Nov. 30, 2018 ₨ / shares shares	Feb. 29, 2016
Schedule of Significant Accounting Policies [Line Items]
Stock split ratio	16
Ownership interest				26.00%					26.00%
Foreign exchange conversion rate		73.14						73.14
Cash and cash equivalents		₨ 11,107,000,000		₨ 9,792,000,000		₨ 10,538,000,000		$ 151,800,000
Realized gains from sale of available for sale securities				108,000,000		148,000,000
Proceeds from sale of available for sale securities				32,332,000,000
Amortized cost of held to maturity investments		₨ 7,000,000		7,000,000				100,000
Maturity date of held to maturity investments		Jan. 31, 2023	Jan. 31, 2023
Investment in investee		₨ 26,000		₨ 26,000.000				400	$ 300.0000
Percentage committed for investment				26.00%					26.00%
Allowance for credit losses		₨ 475,000,000		₨ 246,000,000		40,000,000		$ 6,500,000	$ 3,400,000
Property, plant and equipment, Depreciation methods		straight-line method	straight-line method
Interest capitalized		₨ 333,000,000	$ 4,600,000	355,000,000		467,000,000
Impairment of long-lived assets		₨ 0		₨ 0
Lessee operating lease term of contract		12 months						12 months
Weighted average remaining operating lease term		30 years		31 years				30 years	31 years
Right-of-use assets		₨ 4,214,000,000		₨ 4,434,000,000				$ 57,600,000
Lease liabilities		₨ 3,642,000,000		3,848,000,000				49,800,000
Lessee operating lease assumptions and judgement description		ASC Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Company cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Company generally uses its incremental borrowing rate as the discount rate for the lease. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.	ASC Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Company cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Company generally uses its incremental borrowing rate as the discount rate for the lease. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.
Lessee operating lease variable lease payment terms description		Variable lease payments, if any, that depend on an index or rate, initially measured using the index or rate at the lease commencement date	Variable lease payments, if any, that depend on an index or rate, initially measured using the index or rate at the lease commencement date
Asset retirement obligations		₨ 811,000,000		741,000,000		665,000,000		11,100,000	$ 10,100,000
Accretion expense		42,000,000	$ 600,000	36,000,000		23,000,000
Depreciation expense		3,165,000,000	43,300,000	2,808,000,000		2,114,000,000
ARO liability reduced amount		(183,000,000)	(2,500,000)
Amortization of debt financing costs		369,000,000	5,000,000.0	709,000,000		267,000,000
Written off debt financing cost		30,000,000	400,000	271,000,000
Carrying value of debt financing costs		1,107,000,000		1,145,000,000				15,100,000
Net deferred tax assets		1,748,000,000		2,205,000,000				23,900,000
Contributions to Provident Fund		27,000,000	$ 400,000	37,000,000		32,000,000
Defined benefit plans		₨ 50,000,000		34,000,000		33,000,000		700,000	500,000
Sale of Power, payment terms		payment within 30 to 60 days of sale	payment within 30 to 60 days of sale
Options | shares										692,507
Share based compensation expense capitalized		₨ 8,000,000	$ 100,000	13,000,000
Non-controlling interest		204,000,000		199,000,000				$ 2,800,000
Add: Non-controlling interest		₨ 5,000,000	100,000	(68,000,000)		60,000,000
150MW Punjab Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Consideration transferred upon purchase of additional equity interest						₨ 1,474,000,000	$ 21,200,000
10MW Gujarat Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners		0.83%						0.83%
50MW Uttar Pradesh Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners		49.00%						49.00%
100 MW Telangana Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners		0.60%						0.60%
Azure Power India Private Limited [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners		0.01%						0.01%
150MW Punjab Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners						48.37%
Stock Appreciation Rights (SARs) [Member]
Schedule of Significant Accounting Policies [Line Items]
Share based compensation expense capitalized				104,000,000
General and Administrative Expenses [Member]
Schedule of Significant Accounting Policies [Line Items]
Share based compensation expense		44,000,000	600,000	17,000,000		₨ 83,000,000
General and Administrative Expenses [Member] | Stock Appreciation Rights (SARs) [Member]
Schedule of Significant Accounting Policies [Line Items]
Share based compensation expense		₨ 1,319,000,000	$ 18,000,000.0	169,000,000
Solar Power Plant 1 [Member]
Schedule of Significant Accounting Policies [Line Items]
Capacity of solar power project | MW		50						50
Solar Power Plant 2 [Member]
Schedule of Significant Accounting Policies [Line Items]
Capacity of solar power project | MW		10						10
Purchase Agreement Term [Member]
Schedule of Significant Accounting Policies [Line Items]
Purchase Agreement Term		25 years	25 years
Taxation Laws (Amendment) Act, 2019 [Member]
Schedule of Significant Accounting Policies [Line Items]
Reduced corporate tax rate		25.17%	25.17%
Reduction in deferred tax assets				281,000,000	$ 3,700,000
Reduction in deferred tax liabilities				278,000,000	$ 3,700,000
Net deferred tax assets				3,000,000					0.0
Other Assets [Member]
Schedule of Significant Accounting Policies [Line Items]
Carrying value of debt financing costs		₨ 364,000,000						$ 5,000,000.0
Other Current Assets [Member]
Schedule of Significant Accounting Policies [Line Items]
Carrying value of debt financing costs				367,000,000					$ 5,000,000.0
Asset Retirement Obligations (ARO) [Member]
Schedule of Significant Accounting Policies [Line Items]
Depreciation expense		₨ 23,000,000	$ 300,000	21,000,000		₨ 10,000,000
ASU 2016-02 [Member]
Schedule of Significant Accounting Policies [Line Items]
Lease, practical expedient, use of hindsight		true	true
Lease, practical expedients, package		true	true
Lessee, operating lease, option to extend description		The leasehold land related to solar power plants has a lease term ranging between 25 to 35 year which is further extendable on mutual agreement by both lessor and lessee.	The leasehold land related to solar power plants has a lease term ranging between 25 to 35 year which is further extendable on mutual agreement by both lessor and lessee.
Lessee, operating lease, option to extend		true	true
Weighted average discount rate		10.00%						10.00%
Weighted average remaining operating lease term		30 years						30 years
Right-of-use assets		₨ 3,182,000,000						$ 42,200,000
Lease liabilities		2,939,000,000						38,900,000
Lease expense		502,000,000	$ 6,900,000	540,000,000
Finance leases		0
Term Deposits [Member]
Schedule of Significant Accounting Policies [Line Items]
Cash and cash equivalents		₨ 9,936,000,000		₨ 6,890,000,000				$ 135,800,000
Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest		20.00%						20.00%
Lessee operating lease term of contract		3 years						3 years
Option exercise price | ₨ / shares										₨ 13.25
Minimum [Member] | Income Tax Act 1961 [Member]
Schedule of Significant Accounting Policies [Line Items]
Statutory income tax rate		25.17%	25.17%
Minimum [Member] | ASU 2016-02 [Member]
Schedule of Significant Accounting Policies [Line Items]
Lessee operating lease term of contract		25 years						25 years			12 months
Lease rent escalation percentage		5.00%	5.00%
Maximum [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest		50.00%						50.00%
Lessee operating lease term of contract		35 years						35 years
Reduction in right of use assets		₨ 0
Option exercise price | ₨ / shares										₨ 11.90
Maximum [Member] | Income Tax Act 1961 [Member]
Schedule of Significant Accounting Policies [Line Items]
Statutory income tax rate		34.94%	34.94%
Maximum [Member] | ASU 2016-02 [Member]
Schedule of Significant Accounting Policies [Line Items]
Lessee operating lease term of contract		35 years						35 years
Lessee, operating lease, option to extend lease term		35 years	35 years
Lease rent escalation percentage		10.00%	10.00%